Income Taxes (Details)		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Federal income tax at a statutory rate		0.00%	8.50%	8.50%
Enterprise income tax rate, percentage		25.00%
Hong Kong [Member]
Income Taxes [Line Items]
TDH Percentage		16.50%
United State [Member]
Income Taxes [Line Items]
Federal income tax at a statutory rate		21.00%
TDH Group BVBA [Member]
Income Taxes [Line Items]
TDH Percentage		29.58%
TDH Group BVBA [Member] | TDH Income [Member] | United State [Member]
Income Taxes [Line Items]
Federal income tax at a statutory rate		21.00%
Far Ling’s Inc. [Member] | United State [Member]
Income Taxes [Line Items]
Percentage of equity interests	51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member] | United State [Member]
Income Taxes [Line Items]
Percentage of equity interests	100.00%